BANK CREDIT AND LOANS (Schedule of Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Short-term and Long-term Debt [Line Items]
Convertible Note and Loans from shareholders, net (Note 9)	$ 1,634	$ 8,120
Loan in U.S. dollars from shareholders [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities		5,120
Convertible notes from controlling shareholders, net [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	$ 3,090	$ 3,000
Less: Beneficial Conversion Feature	$ (1,456)